CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash dividends attributable to KONAMI CORPORATION stockholders, per share	$ 0.61	¥ 50.00	¥ 32.00	¥ 54.00